Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2023, and 2022 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited	—	—	84	6,327	683,949	423
Ecodiesel Colombia S.A.	4,953	—	—	49,429	—	—
Interligação Elétrica do Madeira S.A.	35,100	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,292	41	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	11,366	25	—	—	—	—
Interligação Elétrica Aimorés S.A.	7,612	25	—	—	—	—
Interligação Elétrica Ivaí S.A.	18,316	1,097	—	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	26,783	—	—	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	143,236	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,560	—	—
Extrucol S.A.	—	—	—	1,028	—	—
E2 Energía Eficiente S.A. E.S.P.	7,215	—	—	422	—	—
Internexa Brasil Operadora de Telecomunicaciones	—	235	—	—	—	—
Balance as of December 31, 2023	121,637	144,659	84	64,766	683,949	423
Current	121,637	1,421	84	64,766	683,949	423
Non–current	—	143,238	—	—	—	—
	121,637	144,659	84	64,766	683,949	423
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	127	—	1,087	2,004	815,056	2,698
Ecodiesel Colombia S.A.	13,155	—	—	53,821	—	3
Interligação Elétrica do Madeira S.A.	89,505	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	—	40	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	182	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,048	—	—
Extrucol S.A.	2	—	—	854	—	—
E2 Energía Eficiente S.A. E.S.P.	7,397	—	—	4,152	—	—
Balance as of December 31, 2022	110,186	557	1,087	67,879	815,056	2,701
Current	110,186	222	1,087	67,879	815,056	2,701
Non–current	—	335	—	—	—	—
	110,186	557	1,087	67,879	815,056	2,701
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Schedule of transactions between related parties

	2023		2022		2021
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	731	2,578	33	23,845	13,996	149,046
Ecodiesel Colombia S.A.	25,032	540,987	21,234	619,286	35,825	442,373
	25,763	543,565	21,267	643,131	49,821	591,419
Associates
Gas Natural del Oriente S.A. E.S.P.	—	39,659	—	53,994	—	27,175
Extrucol S.A.	16	4,591	20	3,411	—	2,354
E2 Energía Eficiente S.A. E.S.P.	91,105	3,045	90,117	7,908	60,159	6,976
	91,121	47,295	90,137	65,313	60,159	36,505
	116,884	590,860	111,404	708,444	109,980	627,924